SCHEDULE OF MOVEMENT AND OUTSTANDING WARRANTS (Details)	12 Months Ended
Mar. 31, 2026 $ / shares shares
Notes and other explanatory information [abstract]
Number of warrants outstanding | shares
Weighted Average Exercise Price Outstanding balance | $ / shares
Number of warrants Issued | shares	62,500
Weighted Average Exercise Price Granted | $ / shares	$ 4.00
Number of warrants Exercised | shares
Weighted Average Exercise Price Exercised | $ / shares
Number of warrants Expired | shares
Weighted Average Exercise Price Expired | $ / shares
Number of warrants outstanding | shares	62,500
Weighted Average Exercise Price Outstanding balance | $ / shares	$ 4.00